Share based compensation (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Share based compensation. (Details)
Shares issued for services	$ 263,000	$ 163,000
Employee stock options	369,000	200,000
Balance at August 31, 2019	$ 632,000	$ 363,000